Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Revenues	$ 2,566,946	$ 3,106,026
Cost of revenues	1,437,283	1,666,192
Gross margin	1,129,663	1,439,834
Operating expenses:
Software development costs	417,944	923,720
Selling, general and administrative	3,568,296	5,140,391
Advertising and marketing	436,456	629,984
Depreciation and amortization	16,031	43,410
Total operating expenses	4,438,727	6,737,505
Operating income (loss)	(3,309,064)	(5,297,671)
Other (income) expense:
Interest expense	263	633
Financing costs	132,308	0
Loss on disposition of assets	29,940	0
Other income	0	(575,000)
Investment income	(348)	(58,849)
Total other (income) expense	162,163	(633,216)
Loss before income taxes	(3,471,227)	(4,664,455)
Income Taxes	0	0
Net loss	$ (3,471,227)	$ (4,664,455)
Weighted average number of common shares outstanding - basic and diluted (in Shares)	3,376,407	3,219,224
Weighted average number of common shares outstanding - basic and diluted (in Shares)	3,376,407	3,219,224
Net loss per share - basic and diluted (in Dollars per share)	$ (1.03)	$ (1.45)
Net loss per share - basic and diluted (in Dollars per share)	$ (1.03)	$ (1.45)
Subscription and Circulation
Revenue:
Revenues	$ 2,563,257	$ 3,096,112
Product and Service, Other
Revenue:
Revenues	$ 3,689	$ 9,914